DIGITAL ASSETS (Details Narrative) - Solana (SOL) [Member] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) shares
Payment to acquire Solana cryptocurrency	$ 250
Number of crptocurrency purchased | shares	1,524
Proceeds from sale of cryptocurrency	$ 188
Loss from sale of cryptocurrency	$ 62